Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of Debt Instruments

Our debt consisted of the following (in millions):

	As of December 31,
	2025	2024
Current portion of long-term debt
3.550% Senior Notes due 2025	-	863.0
2.425% Euro Notes due 2026	587.1	-
Total short-term debt	$587.1	$863.0
Long-term debt
3.050% Senior Notes due 2026	-	600.0
4.700% Senior Notes due 2027	600.0	-
5.350% Senior Notes due 2028	500.0	500.0
3.550% Senior Notes due 2030	257.5	257.5
5.050% Senior Notes due 2030	550.0	-
2.600% Senior Notes due 2031	750.0	750.0
5.200% Senior Notes due 2034	700.0	700.0
4.250% Senior Notes due 2035	253.4	253.4
5.500% Senior Notes due 2035	600.0	-
5.750% Senior Notes due 2039	317.8	317.8
4.450% Senior Notes due 2045	395.4	395.4
2.425% Euro Notes due 2026	-	517.7
1.164% Euro Notes due 2027	587.1	517.7
3.518% Euro Notes due 2032	822.0	724.8
0.930% Swiss Notes Due 2030	265.1	-
1.560% Swiss Notes Due 2035	492.2	-
Debt discount and issuance costs	(46.1)	(34.1)
Adjustment related to interest rate swaps	(112.4)	(158.6)
Total long-term debt	$6,932.0	$5,341.6